Organization	12 Months Ended
Sep. 30, 2017
Organization

1.    Organization

World Currency Gold Trust (the “Trust”) was organized as a Delaware statutory trust on August 27, 2014 and is governed by the Third Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”), dated as of January 6, 2017, between WGC USA Asset Management Company, LLC (the “Sponsor”) and the Delaware Trust Company (the “Trustee”). The Trust is authorized to issue an unlimited number of shares of beneficial interest (“Shares”). The beneficial interest in the Trust may be divided into one or more series. The Trust has established five separate series. The accompanying financial statements relate to the Trust and SPDR® Long Dollar Gold Trust (the “Fund”), currently the only operational series of the Trust, which commenced operations January 27, 2017. The fiscal year end of both the Trust and the Fund is September 30.

The investment objective of the Fund is to seek to track the performance of the Solactive GLD® Long USD Gold Index (the “Index”), less Fund expenses. The Index seeks to track the daily performance of a long position in physical gold, as represented by the London Bullion Market Association (“LBMA”) Gold Price AM, and a short position in a basket of specific non-U.S. currencies (i.e., a long U.S. dollar (“USD”) exposure versus the basket). Those non-U.S. currencies, which are weighted according to the Index, consist of the following: Euro, Japanese Yen, British Pound Sterling, Canadian Dollar, Swedish Krona, and Swiss Franc (each, a “Reference Currency” and together the “Reference Currencies”).

BNY Mellon Asset Servicing, a division of The Bank of New York Mellon (“BNYM”) is the Administrator and Transfer Agent of the Fund. BNYM also serves as the custodian of the Fund’s cash, if any. HSBC Bank plc (the “Custodian”) is responsible for custody of the Fund’s gold bullion. Merrill Lynch International is the Gold Delivery Provider to the Fund. State Street Global Advisors Funds Distributors, LLC is the marketing agent of the Fund. Solactive AG (“Index Provider”) has licensed the Index to the Sponsor for use with the Fund.

Capitalized terms used but not defined herein have the meaning as set forth in the Declaration of Trust.

The Trust had no operations with respect to the Fund’s Shares prior to January 27, 2017 other than matters relating to its organization, the registration of the Fund’s Shares under the Securities Act of 1933, as amended, and the sale and issuance by the Fund to WGC (US) Holdings, Inc. of 10 Shares of the Fund for an aggregate purchase price of $1,000.

SPDR Long Dollar Gold Trust [Member]
Organization

1.    Organization

World Currency Gold Trust (the “Trust”) was organized as a Delaware statutory trust on August 27, 2014 and is governed by the Third Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”), dated as of January 6, 2017, between WGC USA Asset Management Company, LLC (the “Sponsor”) and the Delaware Trust Company (the “Trustee”). The Trust is authorized to issue an unlimited number of shares of beneficial interest (“Shares”). The beneficial interest in the Trust may be divided into one or more series. The Trust has established five separate series. The accompanying financial statements relate to the Trust and SPDR® Long Dollar Gold Trust (the “Fund”), currently the only operational series of the Trust, which commenced operations January 27, 2017. The fiscal year end of both the Trust and the Fund is September 30.

The investment objective of the Fund is to seek to track the performance of the Solactive GLD® Long USD Gold Index (the “Index”), less Fund expenses. The Index seeks to track the daily performance of a long position in physical gold, as represented by the London Bullion Market Association (“LBMA”) Gold Price AM, and a short position in a basket of specific non-U.S. currencies (i.e., a long U.S. dollar (“USD”) exposure versus the basket). Those non-U.S. currencies, which are weighted according to the Index, consist of the following: Euro, Japanese Yen, British Pound Sterling, Canadian Dollar, Swedish Krona, and Swiss Franc (each, a “Reference Currency” and together the “Reference Currencies”).

BNY Mellon Asset Servicing, a division of The Bank of New York Mellon (“BNYM”) is the Administrator and Transfer Agent of the Fund. BNYM also serves as the custodian of the Fund’s cash, if any. HSBC Bank plc (the “Custodian”) is responsible for custody of the Fund’s gold bullion. Merrill Lynch International is the Gold Delivery Provider to the Fund. State Street Global Advisors Funds Distributors, LLC is the marketing agent of the Fund. Solactive AG (“Index Provider”) has licensed the Index to the Sponsor for use with the Fund.

Capitalized terms used but not defined herein have the meaning as set forth in the Declaration of Trust.

The Trust had no operations with respect to the Fund’s Shares prior to January 27, 2017 other than matters relating to its organization, the registration of the Fund’s Shares under the Securities Act of 1933, as amended, and the sale and issuance by the Fund to WGC (US) Holdings, Inc. of 10 Shares of the Fund for an aggregate purchase price of $1,000.

The Gold Trust [Member]
Organization

1.    Organization

The Gold Trust (the “Fund”) is a series of World Currency Gold Trust (“Trust”). The Trust was organized as a Delaware statutory trust on August 27, 2014 and is governed by a Third Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”) dated as of January 6, 2017, between WGC USA Asset Management Company, LLC (the “Sponsor”) and the Delaware Trust Company (the “Trustee”). The Trust is authorized to issue an unlimited number of shares of beneficial interest. The beneficial interest in the Trust may be divided into one or more series. The Trust has established six separate series, only one of which to date (the SPDR® Long Dollar Gold Trust) has commenced operations. The accompanying statement of financial condition relates only to the Fund. The fiscal year end of the Fund is September 30. The Fund will issue shares of beneficial interest (“Shares”), which represent units of fractional undivided beneficial interest in and ownership of only that Fund. The Fund has had no operations to date other than matters relating to its establishment as a series of the Trust and the registration of the offering of its Shares under the Securities Act of 1933. The proposed investment objective of the Fund is for the Shares to reflect the performance of the price of gold bullion, less the expenses of the Fund’s operations.

BNY Mellon Asset Servicing, a division of The Bank of New York Mellon, or “BNYM”, will serve as the administrator and transfer agent of the Fund. BNYM will also serve as the custodian of the Fund’s cash, if any. The Sponsor shall appoint a custodian which will hold the Fund’s Gold Bullion.

Capitalized terms used but not defined herein shall have the meaning as set forth in the Declaration of Trust.